SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 25,903	$ 24,503	$ 33,434
Gross profit	5,031	5,068	6,510
Assets related to segment	19,187	18,049	20,069
Number of operating segments	2
Operating Segments [Member] | RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	10,451	8,894	13,128
Gross profit	2,882	2,345	3,105
Assets related to segment	10,476	8,558	10,132
Operating Segments [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	15,496	15,915	21,332
Gross profit	2,149	2,723	3,405
Assets related to segment	8,711	9,491	9,869
Not Allocated/ Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(44)	(306)	(1,026)
Gross profit
Assets related to segment			$ 68